UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                125 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                125 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-225-6704

                   Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2011


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

Schedule of Investments (a)
December 31, 2011

Corporate Bonds, Notes & Preferred Securities - 84.42%                                                                Value
Name of Issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Advertising - 0.60%
----------------------------------------------------------------------------------------------------------------------------
     Interpublic Group Co. Senior Unsecured Notes, 10%, 7/15/17                               $ 3,000,000       $ 3,427,500

Aerospace / Defense - 3.93%
----------------------------------------------------------------------------------------------------------------------------
     Alliant Techsystems, Inc. Senior Sub. Notes, 6.75%, 4/01/16                               10,000,000        10,250,000
     BE Aerospace, Inc. Senior Unsecured Notes, 8.5%, 7/01/18                                   5,000,000         5,475,000
     Moog, Inc. Senior Sub. Notes, 6.25%, 1/15/15                                               3,500,000         3,535,000
     Spirit Aerosystems, Inc. Notes, 7.5%. 10/01/17                                             3,000,000         3,255,000
                                                                                                          ------------------
                                                                                                                 22,515,000

Automobile & Truck - 0.10%
----------------------------------------------------------------------------------------------------------------------------
     Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (b) (c)                               36,950,000           554,250

Building Products - 2.34%
----------------------------------------------------------------------------------------------------------------------------
     Boise Cascade LLC Notes, 7.125%, 10/15/14                                                  3,882,000         3,857,737
     Builders Firstsource, Inc. Secured Notes, Series 144A, 13%, 2/15/16 (d)                   12,238,000         9,560,937
                                                                                                          ------------------
                                                                                                                 13,418,674

Chemicals - 5.51%
----------------------------------------------------------------------------------------------------------------------------
     Kronos International, Inc. Senior Secured Notes, 6.5%, 4/15/13 EUR                        11,492,800        14,910,759
     Polyone Corp. Senior Unsecured Notes, 7.375%, 9/15/20                                     10,000,000        10,325,000
     Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (d)                     11,958,000         6,337,740
                                                                                                          ------------------
                                                                                                                 31,573,499

Construction & Farming- 1.28%
----------------------------------------------------------------------------------------------------------------------------
     Southern States Co-op, Inc. Senior Notes, Series 144A, 11.25%, 5/15/15 (d)                 7,000,000         7,350,000


Drug Stores - 3.00%
----------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                                        3,000,000         3,285,000
     Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                                        13,398,000        13,381,252
     Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19                                        500,000           551,250
                                                                                                          ------------------
                                                                                                                 17,217,502

Electrical Utility - 2.51%
----------------------------------------------------------------------------------------------------------------------------
     Homer City Funding LLC Senior Secured Notes, 8.137%, 10/01/19                             16,470,000        14,411,250

Energy/Natural Resources - 19.94%
----------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy Notes Series 144A, 7.75%, 4/01/19 (d)                             18,000,000        17,190,000
     Comstock Resources, Inc.Notes, 8.375%, 10/15/17                                           18,000,000        17,415,000
     Comstock Resources, Inc. Notes, 7.75%, 4/01/19                                            10,000,000         9,500,000
     RAAM Global Energy Co. Senior Secured Notes, 12.5%, 10/01/15                              15,000,000        15,262,500
     Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                                     18,087,000        17,815,695
     Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                                          10,000,000        10,200,000
     Swift Energy Co. Notes, 7.125%, 6/01/17                                                   19,800,000        19,701,000
     W & T Offshore, Inc. Senior Notes, Series 144A, 8.5%, 6/15/19 (d)                          7,000,000         7,245,000
                                                                                                          ------------------
                                                                                                                114,329,195

Entertainment - 7.61%
----------------------------------------------------------------------------------------------------------------------------
     AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                    26,780,000        26,445,250
     Cinemark USA, Inc. Notes, 8.625%, 6/15/19                                                  2,000,000         2,175,000
     Wallace Theater Corp. Senior Secured Units, Series 144A, FRN 12.5%, 6/15/13 (d)               15,500        15,035,000
                                                                                                          ------------------
                                                                                                                 43,655,250


Financial Services - 11.29%
----------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. Junior Sub. PFD, 8%  (e)                                            30,000,000        26,863,200
     Bank of America Corp. Junior Sub. PFD, 8.125%  (e)                                         3,000,000         2,692,500
     Finova Group, Inc. Notes, 7.5%,  11/15/09 (b) (c)                                          3,929,781             9,824
     Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                                              32,818,000        35,156,283
                                                                                                          ------------------
                                                                                                                 64,721,807


Food Processing - 3.10%
----------------------------------------------------------------------------------------------------------------------------
     B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                                                500,000           531,250
     Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                         9,627,000         9,699,203
     Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14 (f)                             1,169,878           935,902
     Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (d)                                  6,500,000         6,581,250
                                                                                                          ------------------
                                                                                                                 17,747,605

Gaming - 0.88%
----------------------------------------------------------------------------------------------------------------------------
     Las Vegas Sands Corp. Senior Secured Notes, 6.375%, 2/15/15                                5,000,000         5,050,000
     Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%, 12/15/14 (b)                        3,535,000             1,768
                                                                                                          ------------------
                                                                                                                  5,051,768


Machine / Tools - 1.81%
----------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp. Notes, Senior Secured Notes, 9%, 12/15/17                       10,000,000        10,350,000


Office Electronics - 2.57%
----------------------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings PFD, Series 144A, 6.125%, 10/30/16 (d)                    15,000        14,756,250

Oil & Gas Drilling - 1.35%
----------------------------------------------------------------------------------------------------------------------------
     Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                                              5,411,000         5,411,000
     Key Energy Services, Inc. Notes, 6.75%, 3/01/21                                              250,000           250,000
     Parker Drilling Co. Senior Notes, 9.125%, 4/01/18                                          2,000,000         2,105,000
                                                                                                          ------------------
                                                                                                                  7,766,000

Packaging & Container - 7.11%
----------------------------------------------------------------------------------------------------------------------------
     Constar, Inc. PFD Notes (f) (h)                                                                9,432         1,871,556
     Constar, Inc. Rollover Notes, FRN 8.295%, 5/31/15 (f)                                      1,500,000         1,500,000
     Constar, Inc. Shareholder PIK Notes, 11%, 12/31/17 (f)                                     6,824,720         6,824,720
     Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (b) (g)                                    15,250,000           285,938
     Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13 (b) (g)                     15,405,000           288,844
     Silgan Holdings, Inc. Senior Unsecured Notes, 7.25%, 8/15/16                              10,495,000        11,203,413
     Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17 (b) (g)                        8,780,000           164,625
     Stone Container Senior Notes, 8.375%, 7/01/12 (b) (g)                                      8,000,000           150,000
     Stone Container Notes, 7.375%, 7/15/14 (b) (g)                                             5,000,000            93,750
     Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                    24,500,000        18,375,000
                                                                                                          ------------------
                                                                                                                 40,757,846

Paper/Forest Products - 0.00%
----------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (b) (c) (f)          14,061,292            27,546

Publishing - 2.32%
----------------------------------------------------------------------------------------------------------------------------
     AMO Escrow Corp. Senior Secured Notes, Series 144A, 11.5%, 12/15/17 (d)                   14,600,000        13,322,500

Telecom Equipment - 1.92%
----------------------------------------------------------------------------------------------------------------------------
     Nortel Networks LTD Notes, 10.75%, 7/15/16 (b)                                            10,000,000        11,000,000

Thrifts & Mortgage Finance - 5.25%
----------------------------------------------------------------------------------------------------------------------------
     Washington Mutual, Inc. Senior Unsecured Notes, 4%, 1/15/09 (b) (c)                        7,275,000         7,966,125
     Washington Mutual, Inc. Senior Unsecured Notes, 5.5%, 8/24/11 (b) (c)                      4,243,000         4,921,880
     Washington Mutual, Inc. Senior Unsecured Notes, 5%, 3/22/12 (b)                            5,000,000         5,675,000
     Washington Mutual, Inc. Senior Unsecured Notes, 5.25%, 9/15/17 (b)                        10,109,000        11,549,532
                                                                                                          ------------------
                                                                                                                 30,112,537



     Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $540,473,294)                             $484,065,979
                                                                                                          ------------------



Foreign Bonds                                                                                                         Value
Name of issuer                                                                                Principal             (Note B)
----------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.76%
----------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                  34,386,574         4,384,288
                                                                                                          ------------------
     Total Foreign Bonds -  (cost - $1,423,421)                                                                  $4,384,288
                                                                                                          ------------------



                                                                                              Number of               Value
Stocks                                                                                         Shares               (Note B)
Name of issuer
----------------------------------------------------------------------------------------------------------------------------
Common Stock - 14.35%
----------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (f) (h)                                                                         640,565         4,118,833
     Citigroup, Inc.                                                                            1,315,384        34,607,753
     Constar, Inc. (f) (h)                                                                         93,512               935
     Core-Mark Holding Co., Inc. (h)                                                              277,602        10,993,039
     Groupe Eurotunnel SA                                                                           7,349            49,165
     Harry and David (f)                                                                           59,819         4,426,606
     International Airline Support Group (h)                                                      219,540               110
     Kaiser Aluminum                                                                                6,185           283,768
     MAXXAM, Inc. (h)                                                                                 800           460,000
     NL Industries                                                                                510,200         6,617,294
     Ormet Corp. (h)                                                                              372,638         2,328,988
     The Penn Traffic Co. (h)                                                                     164,352               164
     Prandium (h)                                                                                 869,935             5,220
     Rock-Tenn Co.                                                                                 81,317         4,691,991
     Romacorp, Inc. (f) (h) (i)                                                                    82,220         3,301,133
     Safelite Realty Corp. (f) (h) (i)                                                              7,403            17,101
     Trump Entertainment Resorts (h)                                                              910,628         2,731,884
     Viskase Cos., Inc. (h)                                                                     2,096,128         7,650,867
                                                                                                          ------------------
     Total Common Stocks -  (cost - $185,006,448)                                                               $82,284,851
                                                                                                          ------------------






     Total Investments -  99.53% (cost - $726,903,163)                                                          570,735,118
                                                                                                          ------------------

     Net Other Assets and Liabilities - 0.47%                                                                     2,706,227
                                                                                                          ------------------

     Net Assets - 100%                                                                                        $ 573,441,345
                                                                                                          ==================


(a)  Portions of portfolio are pledged to collateralize short tem borrowings.
(b)  Non-income producing security due to default or bankruptcy filing.
(c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $97,378,677 or 16.98% of total net assets.
(e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g)  Escrow security received as a result of reorganization plan.
(h)  Non-income producing security.
(i)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     December 31, 2011 is $3,318,234 which represents 0.58% of total net assets.  Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Romacorp, Inc.                                       11/15/06                              $ 4,118,756
     Safelite Realty Corp.                              09/29/00                              $ 965,195




     EUR Principal is denoted in Euros
     PIK    Payment in Kind
     FRN   Floating Rate Note
     PFD Preferred Security



                                  Level 1                 Level 2                  Level 3

Corporate Bonds                      $ -               $ 393,438,022            $ 9,288,168             $ 402,726,190
Common Stock                    $ 67,639,194             $ 2,781,049           $ 11,864,608              $ 82,284,851
Foreign Bonds                        $ -                $  4,384,288                 $ -                  $ 4,384,288
Preferred Stock                      $ -               $  79,468,233            $ 1,871,556              $ 81,339,789
                                -------------------------------------------------------------------------------------
                                $ 67,639,194           $ 480,071,592           $ 23,024,332             $ 570,735,118


                                                                             Net Change in
                                                                             Unrealized          Net Transfers
                      Beginning Balance  Net Purchases /  Realized           Appreciation /      In / (Out) of
Category              @ 9/30/2011        and (Sales)      Gain / (Loss)     (Depreciation)       Level 3                 Totals

Corporate Bonds       $ 8,239,206        $ 113,060                $ -                 $ -       $ 935,902               $ 9,288,168
Common Stocks        $ 12,301,137       $ (868,396)       $ 2,435,128        $ (2,003,261)         $ -                 $ 11,864,608
Preferred Stock       $ 2,735,228                                              $ (863,672)         $ -                  $ 1,871,556
         --------------------------------------------------------------------------------------------------------------------------
Totals               $ 23,275,571       $ (755,336)       $ 2,435,128        $ (2,866,933)       $ 935,902             $ 23,024,332
        ===========================================================================================================================

                           Change in Unrealized
              Gain / (Loss) for Positions Still
                      Held at December 31, 2011

Corporate Bonds                            $ -
Common Stocks                        $ 431,867
Preferred Stock                     $ (863,672)

                   ---------------------------
Totals                              $ (431,805)
                   ===========================







Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 29, 2011


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 29, 2011


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 29, 2011


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 29, 2011




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 29, 2011             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 29, 2011             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)